Consolidated Balance Sheet Parenthetical - USD ($) shares in Millions, $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets
Customer and agent allowances	$ 55	$ 49
Other allowances	2	1
Investments
Other intangible assets accumulated amortization	$ 153	$ 144
TDS shareholders' equity
Authorized shares	290	290
Issued shares	133	133
Outstanding shares	110	109
Variable Interest Entities VIEs
Total VIE assets that can be used to settle only the VIEs' obligations	$ 804	$ 658
Total VIE liabilities for which creditors have no recourse	$ 17	$ 1
Series A Common Shares
TDS shareholders' equity
Authorized shares	25	25
Issued shares	7	7
Outstanding shares	7	7
Par value per share	$ 0.01	$ 0.01
Common Shares
TDS shareholders' equity
Authorized shares	265	265
Issued shares	126	126
Outstanding shares	103	102
Par value per share	$ 0.01	$ 0.01
Treasury shares	23	24